U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 9, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statements of Additional Information for the Quantum-ISE Enhanced Broad Market Shares, Quantum-ISE Enhanced Large-Cap Shares and the Quantum-ISE Enhanced Small-Cap Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated November 4, 2011, filed electronically as Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A on November 4, 2011.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC